ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 15, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	John Dana Brown Sonia Bednarowski Beverly Singleton Lyn Shenk

Re:	Planet Fitness, Inc. Amendment No. 2 to Draft Registration Statement on Form S-1, confidentially submitted May 22, 2015 CIK No. 0001637207

Ladies and Gentlemen:

On behalf of Planet Fitness, Inc. (the “Company”), we submit via EDGAR for review by the Securities and Exchange Commission (the “SEC”) the accompanying Amendment No. 3 (including exhibits) to the Company’s above-referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company confirms that as of the date of this letter it continues to be an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended (the “Securities Act”).

Amendment No. 3 to the Registration Statement reflects the Company’s responses to the comments received from the staff of the SEC (the “Staff”) contained in the Staff’s letter dated June 8, 2015 (the “Comment Letter”) and certain other updated information. For your convenience, the Company is supplementally providing to the Staff a typeset copy of Amendment No. 3 to the Registration Statement marked to indicate the changes from Amendment No. 2 to the Registration Statement that was confidentially submitted on May 22, 2015.

The Staff’s comments as reflected in the Comment Letter are reproduced in italics in this letter, and the corresponding responses of the Company are shown below each comment. All references to page numbers in the Company’s responses are to the page numbers in Amendment No. 3 to the Registration Statement.

Securities and Exchange Commission	- 2 -	June 15, 2015

General

1.	We note your response to our prior comment 1. Please disclose, including in “The recapitalization transactions” beginning on page 48, which transactions relate to the “Merger Agreement” and which transactions relate to the “recapitalization agreement,” including the Conversion transaction. We note that your response letter refers to a “Merger Agreement” whereas your registration statement refers to a “recapitalization agreement.” Based on prior discussions it appears that these may be separate agreements.

Response to Comment 1:

The Company refers the Staff to the Company’s letter dated June 9, 2015.

2.	We continue to consider your analysis regarding the issues presented in response to our prior comment 1. Please submit the Merger Agreement and Recapitalization Agreement or the forms of these agreements with your next amendment. This will help us with our understanding of whether, at the time of filing the registration statement, the Direct TSG Investors will be irrevocably bound to purchase the securities they will offer for resale, subject only to conditions outside of their control.

Response to Comment 2:

The Company refers the Staff to the Company’s letter dated June 9, 2015.

The Offering, page 11

3.	We note your disclosure in response to our prior comment 8 that you “expect” decisions regarding the form of consideration for the redemptions will be made by disinterested members of your board of directors. Please clarify upon what your expectations are based. For example, state whether the Exchange Agreement specifies that disinterested board members will make such decisions.

Response to Comment 3:

The Company advises the Staff that the requirement that decisions regarding the form of consideration be made by the disinterested members of the Company’s board is specified in the Exchange Agreement. In response to the Staff’s comment, the Company has revised the Registration Statement on pages 12, 61 and 144 to clarify this. A Form of Exchange Agreement has been filed as Exhibit 10.9 to the Registration Statement.

Securities and Exchange Commission	- 3 -	June 15, 2015

The recapitalization transactions, page 47

Conversion, page 48

4.	We have reviewed your disclosure made in response to our prior comment 10. Please reconcile in a narrative discussion the relationship between Planet Fitness Holdings, L.P., Planet Fitness Holdings, LLC, and the Company, Planet Fitness, Inc. Further, please expand to describe how these three entities will be merged and treated for accounting purposes in the Conversion. In addition, as Planet Fitness, Inc. was formed on March 16, 2015, disclose the formation dates of the other two entities and describe the nature of their business activities and whether they had any material assets, liabilities and results of operations, other than being a holding company owning indirect interests in Pla-Fit Holdings, LLC. You may choose to present this information, in more descriptive detail, in the last paragraph of the introductory section of the unaudited pro forma financial information on page 57.

Response to Comment 4:

The Company advises the Staff that Planet Fitness Holdings, LLC is a subsidiary of Planet Intermediate, LLC, which is a subsidiary of Pla-Fit Holdings, LLC, and the Company has revised the structure charts appearing on pages 9 and 47 to clarify this. Planet Fitness Holdings, LLC is the predecessor of Pla-Fit Holdings, LLC for accounting purposes. Pla-Fit Holdings, LLC was created to effect TSG’s acquisition of a controlling share of the Planet Fitness business in November 2012.

Planet Fitness Holdings, L.P. was formed in October 2014 and has no material assets, liabilities or operations, other than as a holding company owning indirect interests in Pla-Fit Holdings, LLC. In response to the Staff’s comment, the Company has revised the Registration Statement on pages 48 and 58 to disclose this. The indirect interests in Pla-Fit Holdings, LLC held by Planet Fitness Holdings, L.P. were contributed to it by the Direct TSG Investors in exchange for partnership interests in Planet Fitness Holdings, L.P.

Planet Fitness, Inc. was formed on March 16, 2015 for the purpose of effecting this offering as the registrant. Planet Fitness Holdings, L.P. will be merged into Planet Fitness, Inc. as part of the Merger explained in the registration statement. As a result, Planet Fitness, Inc. will hold the indirect interests in Pla-Fit Holdings, LLC previously held by Planet Fitness Holdings, L.P. Such interests are ultimately owned by TSG and represent only a portion of TSG’s total interests in Pla-Fit Holdings, LLC. TSG’s remaining interests in Pla-Fit Holdings, LLC are held directly by the Continuing LLC Owners affiliated with TSG.

Currently TSG controls Pla-Fit Holdings, LLC and Planet Fitness Holdings, L.P., and upon consummation of the Merger, will also control Planet Fitness, Inc. As such, the Merger of Planet Fitness Holdings, L.P. with Planet Fitness, Inc. and the designation of Planet Fitness Inc. as the sole managing member of Pla-Fit Holdings, LLC as a result of the New LLC Agreement are deemed to be transactions between entities under common control. The Company intends to apply the related accounting guidance for transactions between entities under common control as prescribed in the following sections of ASC 805, Business Combinations:

50-30-5 When accounting for a transfer of assets or exchange of shares between entities under common control, the entity that receives the net assets or the equity interests shall initially measure the recognized assets and liabilities transferred at their carrying amounts in the accounts of the transferring entity at the date of transfer.

Securities and Exchange Commission	- 4 -	June 15, 2015

50-45-2 The financial statements of the receiving entity shall report results of operations for the period in which the transfer occurs as though the transfer of net assets or exchange of equity interests had occurred at the beginning of the period. Results of operations for that period will thus comprise those of the previously separate entities combined from the beginning of the period to the date the transfer is completed and those of the combined operations from that date to the end of the period. By eliminating the effects of intra-entity transactions in determining the results of operations for the period before the combination, those results will be on substantially the same basis as the results of operations for the period after the date of combination. The effects of intra-entity transactions on current assets, current liabilities, revenue, and cost of sales for periods presented and on retained earnings at the beginning of the periods presented shall be eliminated to the extent possible.

50-45-4 Similarly, the receiving entity shall present the statement of financial position and other financial information as of the beginning of the period as though the assets and liabilities had been transferred at that date.

50-45-5 Financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information. All adjusted financial statements and financial summaries shall indicate clearly that financial data of previously separate entities are combined. However, the comparative information in prior years shall only be adjusted for periods during which the entities were under common control.

The above will result in the presentation of Pla-Fit Holdings, LLC’s historical financial statements as the historical financial statements of Planet Fitness, Inc. The Company has included expanded disclosure on page 58 to discuss the intended accounting and presentation described above.

Securities and Exchange Commission	- 5 -	June 15, 2015

Offering transactions, page 49

5.	We have reviewed your disclosures made in response to our prior comment 11, and as a reference, the first paragraph of your response to our prior comment 1. Please expand the disclosure under Reclassification on page 48 to describe the initial allocation or distribution of the single new class of units, the Holding Units, to be received among the current equity holders of Pla-Fit Holdings, LLC in the Reclassification. In this regard clarify if the new single class of Holding Units will be allocated among the Continuing LLC Owners (i.e., TSG and certain directors and employees) and Direct TSG Investors, the current holders of Class M, Class T, and Class O limited liability company units. We note disclosure under Conversion that the Direct TSG Investors hold indirect interests in Pla-Fit Holdings, LLC. Expand to clarify how and when the Company will receive these Holding Units that are allocable to the Direct TSG Investors, apart from a portion of the Holding Units the Company will acquire from the Continuing LLC Owners with the net proceeds of the offering. If true, disclose that the Company will acquire all of the Holding Units that were to be allocated to the Direct TSG Investors in the Reclassification, and in turn, the Direct TSG Investors will receive an equal number of Class A common shares of the Company in the Conversion on a one-for-one basis.

Response to Comment 5:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 48 and 49 to expand the disclosure regarding the initial allocation of Holdings Units in the Reclassification, including the allocation to wholly owned subsidiaries of Planet Fitness, Inc. in respect of the Direct TSG Investors’ indirect interest in Pla-Fit Holdings, LLC.

Management’s Discussion and Analysis, page 71

Overview, page 71

6.	Please revise your disclosure in “Composition of revenues” to clarify the nature of the membership billing transaction processing from which you receive vendor commissions. For example, please describe that you have retained a third-party processor who collects dues for all stores via monthly credit card charges or bank account deductions, withholds their processing fee, your royalty and processing commission, and remits the balance to the respective operator and that this third-party processor’s compensation and your processing commissions are derived from transaction-based fees that vary with the number of transactions processed.

Response to Comment 6:

In response to the Staff’s comment, the Company has revised the Registration Statement on page 73 to clarify the nature of the membership billing transaction processing from which it receives transaction fees.

Securities and Exchange Commission	- 6 -	June 15, 2015

Results of Operations, page 83

7.	We have reviewed your response to our prior comment 22. We note that for Commissions, you disclose in MD&A – Results of Operations an aggregate revenue amount of Commissions and fees that are included in franchise segment revenue. Please further expand MD&A to specifically disclose the amount of revenue recognized from royalty revenue during each period. Your current disclosure reflects the incremental royalty revenue increase in new stores and same store sales. Also, please separately disclose the amount of revenue recognized from commissions, franchise fees and equipment placement. Please expand the disclosure on page 72 under Franchise revenue to describe how each of these revenue sources pertain to services rendered, and that none are tangible product sales.

Response to Comment 7:

In response to the Staff’s comment, and as discussed with the Staff, the Company has revised the Registration Statement on pages 73, 86, 88, 89 and 91 to separately discuss the nature and amounts of royalty revenue, franchise and other fees, placement revenue and commission income separately and to clarify that none of these sources of revenue relate to the sale of tangible products.

8.	In addition, please revise your statements of operations to separately list under revenue a line item for Commissions income that is currently included within the line item Franchise revenue that represents the commissions and rebates from franchisees’ use of preferred vendor arrangements.

Response to Comment 8:

In response to the Staff’s comment, and as discussed with the Staff, the Company has revised the Registration Statement on pages 16, 62, 65, 73, 85, 86, 89, 91, F-9 and F-49 to separately disclose commission income on the statement of operations. The Company revised the disclosure of accounting for revenues to correspond with this presentation on pages 99 and F-17.

Securities and Exchange Commission	- 7 -	June 15, 2015

December 31, 2014 Audited Financial Statements

Note 2. Summary of significant accounting principles, page F-14

(e) Revenue recognition, page F-16

9.	We have reviewed your response to our prior comment 24. Please expand the disclosure under Equipment on page F-18 to disclose that management determined the Company to be the principal because the Company is the primary obligor in these transactions, the Company has latitude in establishing prices for the equipment sales to franchisees, the Company has supplier selection discretion and is involved in determination of product specifications, and the Company bears all credit risk associated with obligations to the equipment manufacturers.

Response to Comment 9:

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 99 and F-18 to include the referenced disclosure.

We hope that the foregoing has been responsive to the Staff’s comments. If you have any questions or comments about this letter or need any further information, please call the undersigned at (617) 951-7473 or Thomas J. Fraser of our offices at (617) 951-7063.

Very truly yours,

/s/ David A. Fine

David A. Fine

cc:	Chris Rondeau (Planet Fitness, Inc.) Dorvin Lively (Planet Fitness, Inc.) D. Rhett Brandon (Simpson Thacher & Bartlett LLP) John C. Ericson (Simpson Thacher & Bartlett LLP)